VANECK ONCHAIN ECONOMY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 84.0%
Australia : 4.4%
IREN Ltd. (USD) * 67,576 $ 2,316,505
Underline
Brazil : 1.1%
MercadoLibre, Inc. (USD) * 331 572,306
Underline
Canada : 6.3%
Abaxx Technologies, Inc. * † 6,827 234,815
Bitfarms Ltd. (USD) * † 195,861 381,929
Hive Digital Technologies
Ltd. (USD) * † 176,753 335,831
Hut 8 Corp. (USD) * † 38,203 1,792,103
Shopify, Inc. (USD) * 5,523 655,138
3,399,816
Cayman Islands : 1.3%
Bullish (USD) * 19,144 684,015
Underline
Hong Kong : 0.9%
Futu Holdings Ltd. (ADR) * 3,656 499,995
Underline
Japan : 0.7%
Metaplanet, Inc. * † 180,000 350,363
Underline
Norway : 1.8%
Aker ASA 8,496 934,344
Underline
Singapore : 1.8%
Bitdeer Technologies Group
(USD) * † 32,000 276,800
Sea Ltd. (ADR) * 7,668 634,987
911,787
South Korea : 2.1%
SK Hynix, Inc. 1,955 1,109,198
Underline
Taiwan : 0.8%
Global Unichip Corp. 6,000 425,033
Underline
United Kingdom : 0.7%
Raspberry PI Holdings PLC *
† 68,454 387,981
Underline
United States : 62.1%
Alphabet, Inc. Class A 1,581 454,632
American Electric Power Co.,
Inc. 4,082 535,069
Applied Digital Corp. * 72,822 1,728,794
BitMine Immersion
Technologies, Inc. † 18,148 358,967
Block, Inc. * 16,879 1,015,778
Bloom Energy Corp. * 1,227 166,246
Canton Strategic Holdings,
Inc. * 31,500 103,005
Cipher Digital, Inc. * 185,275 2,384,489
Circle Internet Group, Inc. * 13,310 1,269,907
Cleanspark, Inc. * 96,488 821,113
Coinbase Global, Inc. * 5,661 988,467
Constellation Energy Corp. 1,830 511,028
Core Scientific, Inc. * 113,605 1,699,531
DT Midstream, Inc. 3,695 497,606
Enphase Energy, Inc. * 17,792 672,716
Figure Technology Solutions,
Inc. * † 70,281 2,386,040
Number
of Shares Value
United States (continued)
Galaxy Digital, Inc. * † 62,166 $ 1,146,963
GPGI, Inc. † 55,231 944,450
Hyperliquid Strategies, Inc. * 24,000 122,160
Interactive Brokers Group,
Inc. 9,043 606,514
Legence Corp. * 10,889 614,793
MARA Holdings, Inc. * † 164,792 1,344,703
Mirion Technologies, Inc. * 28,073 521,877
NRG Energy, Inc. 5,348 781,557
NVIDIA Corp. 2,500 436,000
Opera Ltd. (ADR) 34,169 487,250
Reddit, Inc. * 4,117 554,354
Riot Platforms, Inc. * 83,097 1,027,079
Robinhood Markets, Inc. * 8,472 587,110
Solaris Energy Infrastructure,
Inc. 18,090 1,022,266
Strategy, Inc. * 5,629 702,499
Streamex Corp. * † 39,097 44,180
Talen Energy Corp. * 2,335 745,402
Terawulf, Inc. * 193,663 2,794,556
The Williams Companies, Inc. 7,437 541,265
Vertiv Holdings Co. 3,416 855,981
Vistra Corp. 6,439 967,975
Whitefiber, Inc. * 29,526 351,655
32,793,977
Total Common Stocks
(Cost: $46,810,756) 44,385,320
MASTER LIMITED PARTNERSHIP : 1.4%
(Cost: $624,252)
Canada : 1.4%
Brookfield Renewable
Partners LP (USD) 22,554 736,163
EXCHANGE TRADED PRODUCTS: 14.3%(a)
Ireland : 1.0%
VanEck Quantum Computing
UCITS ETF * ‡ 24,377 548,712
Underline
United States : 13.3%
Grayscale Zcash Trust *(b) 3,412 70,523
VanEck Bitcoin ETF * ‡ 307,116 5,884,343
VanEck Ethereum ETF * ‡ 22,300 683,495
VanEck Solana ETF * ‡ 34,070 371,605
7,009,966
Total Exchange Traded Products
(Cost: $11,095,492) 7,558,678
Total Investments Before Collateral for
Securities Loaned: 99.7%
(Cost: $58,530,500) 52,680,161

VANECK ONCHAIN ECONOMY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Transactions in and earnings from securities of affiliates for the period ended March 31, 2026 were as follows:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
4.4%
Money Market Fund: 4.4%
(Cost: $2,324,174)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.66%(c) 2,324,174 $ 2,324,174
Total Investments: 104.1%
(Cost: $60,854,674) 55,004,335
Liabilities in excess of other assets: (4.1)% (2,185,730)
NET ASSETS: 100.0% $ 52,818,605
Definitions:
ADR American Depositary Receipt
USD United States Dollar
(a) Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at
https://www.sec.gov or on the fund's webpage.
(b) Shares trade over-the-counter
(c) The rate shown is the 7-day yield as of 03/31/26.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $7,565,746.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
Value
12/31/2025 Purchases
Sales
Proceeds
Net Realized
Loss
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
3/31/2026
Dividend
Income
VanEck Quantum
Computing UCITS
ETF $745,036 $87,969 $(203,506) $(33,268) $(47,519) $548,712 $–
VanEck Bitcoin ETF $5,925,506 $1,598,921 $(343,595) $(85,119) $(1,211,370) $5,884,343 $–
VanEck Ethereum ETF 866,802 71,765 – – (255,072) 683,495 –
VanEck Solana ETF 460,925 69,590 – – (158,910) 371,605 –
$7,998,269 $1,828,245 $(547,101) $(118,387) $(1,672,871) $7,488,155 $–

The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 44,385,320
Australia $ 2,316,505 $ — $ — $ 2,316,505
Brazil 572,306 — — 572,306
Canada 3,399,816 — — 3,399,816
Cayman Islands 684,015 — — 684,015
Hong Kong 499,995 — — 499,995
Japan — 350,363 — 350,363
Norway — 934,344 — 934,344
Singapore 911,787 — — 911,787
South Korea — 1,109,198 — 1,109,198
Taiwan — 425,033 — 425,033
United Kingdom 387,981 — — 387,981
United States 32,793,977 — — 32,793,977
Master Limited Partnership
 *
736,163 — — 736,163
Exchange Traded Products 7,558,678
Ireland — 548,712 — 548,712
United States 7,009,966 — — 7,009,966
Money Market Fund 2,324,174 — — 2,324,174
Total Investments $ 51,636,685 $ 3,367,650 $ — $ 55,004,335
*
See Schedule of Investments for geographic regions.